LEASES - ATENTO BRASIL SA (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets	$ 106,513	$ 142,705